Segment information and disaggregated revenue disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Operating segments [Abstract]
Schedule of Total Revenue by Geographic Region	The Company categorizes its total revenue geographically based on the location to which it invoices.

	Six months ended June 30,
	2020	2021
	(In thousands)
Asia:
Taiwan	$5,566	$8,691
Korea	7,475	1,089
Rest of Asia	294	667
Total Asia	13,335	10,447
United States of America	6,917	11,850
Rest of world	751	2,881
Total revenue	$21,003	$25,178

Disclosure of Revenue Disaggregation
The Company categorizes its total revenue based on type of end user application.

	Six months ended June 30,
	2020	2021
	(In thousands)
Broadband and Critical IoT	$8,390	$4,089
Massive IoT	6,642	14,069
Vertical	5,971	7,020
Total revenue	$21,003	$25,178

Additionally, the Company categorizes its total revenue as product and other revenue, which includes license and service revenue.

	Six months ended June 30,
	2020	2021
	(In thousands)
Product	$14,275	$15,941
License	—	300
Development and other services	6,728	8,937
Total revenue	$21,003	$25,178

Disclosure of Major Customers
For the six-month periods ended June 30, 2020 and 2021, customers representing more than 10% of revenue, and related accounts receivables at the end of the period, were:

Customer Customer Location	% of total revenues for the six months ended June 30,		Trade receivables at
	2020	2021	June 30, 2021
A Taiwan	24%	31%	$3,836,951
B United States of America	26%	22%	$1,800,000
C South Korea	35%	Less than 10%	$648,248